BORROWINGS - Short-term (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
BORROWINGS
Short-term borrowings	¥ 8,517,391,989	¥ 6,916,827,666
Long-term borrowings-current portion	529,857,922	186,571,525
Total short-term borrowings	¥ 9,047,249,911	¥ 7,103,399,191